Advances for Vessels Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Advances for Vessel Acquisitions Disclosure [Abstract]
Pre-delivery installments	$ 896,825	$ 324,329
Capitalized interest and finance costs	15,898	8,053
Other capitalized costs	17,260	7,170
Transferred to Vessels, net	(689,112)	0
Total	$ 240,871	$ 339,552